Consolidated Segment Data (Details) $ in Millions		12 Months Ended
		Sep. 25, 2015 USD ($) segment	Sep. 26, 2014 USD ($)	Sep. 27, 2013 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment		3
Selected information by segment
Net revenue	[1]	$ 9,902	$ 10,332	$ 10,058
Operating (loss) income		884	700	712
restructuring and repositioning charges, net		(289)	(93)	(131)
Legacy legal matters reversal		0	92	0
Total assets		12,321	11,809	12,176
Depreciation and amortization		342	358	379
Capital expenditures		246	288	269
Operating Segments
Selected information by segment
Operating (loss) income		1,376	1,376	1,143
Operating Segments | NA Integrated Solutions & Services
Selected information by segment
Net revenue		3,879	3,876	3,891
Operating (loss) income		591	463	424
Total assets		3,880	3,870	3,842
Depreciation and amortization		137	137	139
Capital expenditures		107	133	92
Operating Segments | ROW Integrated Solutions & Services
Selected information by segment
Net revenue		3,432	3,912	3,828
Operating (loss) income		347	443	400
Total assets		2,751	3,029	2,980
Depreciation and amortization		113	141	175
Capital expenditures		98	102	109
Operating Segments | Global Products
Selected information by segment
Net revenue		2,591	2,544	2,339
Operating (loss) income		438	470	319
Total assets		3,097	2,676	2,726
Depreciation and amortization		84	72	58
Capital expenditures		29	45	58
Operating Segments | Assets Held-for-Sale
Selected information by segment
Total assets		12	180	989
Corporate and Other
Selected information by segment
Operating (loss) income		(203)	(583)	(300)
Asbestos related charge	[2]	225
Asbestos valuation adjustment	[2]	240
Legacy legal matters reversal		96
Total assets		2,581	2,054	1,639
Depreciation and amortization		8	8	7
Capital expenditures		$ 12	$ 8	$ 10

[1]	Net revenue is attributed to individual countries based on the jurisdiction of formation of the reporting entity that records the transaction.
[2]	Operating loss for fiscal 2014 includes asbestos related charges of $225 million related to the Yarway settlement and $240 million related to an updated valuation performed over the Company's liability for asbestos related claims (excluding Yarway claims), partially offset by $96 million of legacy legal reversal and recoveries. See Note 12 for further details on asbestos and legacy legal matters.